Statements Of Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES
Royalties	$ 26,614,880	$ 20,633,285	$ 14,565,946
Interest earned	48,230	74,734	158,020
Rent and other income	75,429	157,787	102,977
TOTAL REVENUES	26,738,539	20,865,806	14,826,943
EXPENSES
Royalty costs	4,623	4,623	4,623
Real estate and payroll taxes	190,042	169,792	166,572
Inspection and care of properties	596,476	590,463	556,910
Administrative and general	2,280,596	2,018,365	2,048,565
Depreciation and amortization	618,991	613,721	601,769
TOTAL EXPENSES	3,690,728	3,396,964	3,378,439
NET INCOME	$ 23,047,811	$ 17,468,842	$ 11,448,504
WEIGHTED-AVERAGE SHARES OUTSTANDING	1,500,000	1,500,000	1,500,000
BASIC AND DILUTED EARNINGS PER SHARE	$ 15.37	$ 11.65	$ 7.63